Noncontrolling Interests	12 Months Ended
Dec. 31, 2010
Noncontrolling Interests [Abstract]
Noncontrolling Interests

12. Noncontrolling Interests

On February 19, 1998, the Company transferred an interest in its Indiana Harbor cokemaking operations to a third-party investor for $200.0 million in cash. On July 30, 2002, the Company transferred an additional interest in Indiana Harbor for $200.0 million and sold a portion of its interest in Indiana Harbor for $15.0 million in cash to another third-party investor. The Company did not recognize any gain at the dates of these transactions because the third-party investors were entitled to a preferential return on their investments. The returns of the investors were equal to 98 percent of the cash flows and tax benefits from such cokemaking operations during the preferential return period, which continued until the fourth quarter of 2007 (at which time both investors had recovered their investment and achieved a cumulative annual after-tax return of approximately 10 percent). Those investors are entitled to a noncontrolling interest amounting to 34 percent of the partnership's net income through 2016, at which time the noncontrolling interest percentage declines to 20 percent and will subsequently drop to 10 percent by 2038.